Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

March 31, 2020

VIPVAL-QTLY-0520
1.799871.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.9%
GCI Liberty, Inc. (a)	36,400	$2,073,708
Media - 1.8%
Liberty Global PLC Class C (a)	104,100	1,635,411
Nexstar Broadcasting Group, Inc. Class A	40,200	2,320,746
		3,956,157
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	41,600	3,490,240

TOTAL COMMUNICATION SERVICES		9,520,105

CONSUMER DISCRETIONARY - 5.9%
Distributors - 0.6%
LKQ Corp. (a)	65,800	1,349,558
Diversified Consumer Services - 0.8%
Laureate Education, Inc. Class A (a)	160,100	1,682,651
Hotels, Restaurants & Leisure - 0.4%
Eldorado Resorts, Inc. (a)	61,000	878,400
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	19,300	1,471,432
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	78,900	2,371,734
Specialty Retail - 1.4%
Lowe's Companies, Inc.	26,200	2,254,510
Sally Beauty Holdings, Inc. (a)	103,900	839,512
		3,094,022
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	73,700	795,223
Tapestry, Inc.	101,000	1,307,950
		2,103,173

TOTAL CONSUMER DISCRETIONARY		12,950,970

CONSUMER STAPLES - 8.8%
Food & Staples Retailing - 1.4%
U.S. Foods Holding Corp. (a)	169,700	3,005,387
Food Products - 4.3%
Conagra Brands, Inc.	121,400	3,561,876
Darling International, Inc. (a)	172,900	3,314,493
Post Holdings, Inc. (a)	31,513	2,614,634
		9,491,003
Household Products - 1.6%
Energizer Holdings, Inc. (b)	53,100	1,606,275
Spectrum Brands Holdings, Inc.	50,900	1,851,233
		3,457,508
Tobacco - 1.5%
Altria Group, Inc.	88,000	3,402,960

TOTAL CONSUMER STAPLES		19,356,858

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Cenovus Energy, Inc. (Canada)	268,918	542,690
Cheniere Energy, Inc. (a)	74,200	2,485,700
ConocoPhillips Co.	131,500	4,050,200
Hess Corp.	59,000	1,964,700
Noble Energy, Inc.	139,000	839,560
The Williams Companies, Inc.	80,200	1,134,830
Valero Energy Corp.	50,500	2,290,680
		13,308,360
FINANCIALS - 19.7%
Banks - 3.5%
M&T Bank Corp.	29,500	3,051,185
Wells Fargo & Co.	158,300	4,543,210
		7,594,395
Capital Markets - 6.1%
Ameriprise Financial, Inc.	28,800	2,951,424
Apollo Global Management LLC Class A	115,600	3,872,600
LPL Financial	57,800	3,146,054
Raymond James Financial, Inc.	55,800	3,526,560
		13,496,638
Consumer Finance - 5.4%
Capital One Financial Corp.	94,600	4,769,732
Discover Financial Services	88,100	3,142,527
OneMain Holdings, Inc.	122,700	2,346,024
SLM Corp.	223,700	1,608,403
		11,866,686
Insurance - 4.7%
Old Republic International Corp.	161,700	2,465,925
The Travelers Companies, Inc.	79,200	7,868,520
		10,334,445

TOTAL FINANCIALS		43,292,164

HEALTH CARE - 17.1%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	23,100	2,074,149
Health Care Providers & Services - 5.7%
Centene Corp. (a)	105,400	6,261,814
Cigna Corp.	35,400	6,272,172
		12,533,986
Pharmaceuticals - 10.4%
Bayer AG	38,200	2,188,803
Bristol-Myers Squibb Co.	98,700	5,501,538
Jazz Pharmaceuticals PLC (a)	28,274	2,820,049
Merck & Co., Inc.	34,100	2,623,654
Roche Holding AG (participation certificate)	25,064	8,064,141
Sanofi SA sponsored ADR	38,200	1,670,104
		22,868,289

TOTAL HEALTH CARE		37,476,424

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.2%
General Dynamics Corp.	19,100	2,527,121
Commercial Services & Supplies - 0.8%
The Brink's Co.	34,400	1,790,520
Construction & Engineering - 1.7%
AECOM (a)	73,985	2,208,452
Williams Scotsman Corp. (a)	159,900	1,619,787
		3,828,239
Electrical Equipment - 0.0%
Sensata Technologies, Inc. PLC (a)	1,000	28,930
Industrial Conglomerates - 1.4%
General Electric Co.	375,800	2,983,852
Machinery - 1.3%
Stanley Black & Decker, Inc.	28,800	2,880,000
Road & Rail - 2.0%
Norfolk Southern Corp.	18,200	2,657,200
Ryder System, Inc.	67,700	1,789,988
		4,447,188
Trading Companies & Distributors - 2.9%
AerCap Holdings NV (a)	58,200	1,326,378
Beacon Roofing Supply, Inc. (a)	86,500	1,430,710
Fortress Transportation & Infrastructure Investors LLC	101,700	833,940
HD Supply Holdings, Inc. (a)	52,000	1,478,360
Univar, Inc. (a)	110,900	1,188,848
		6,258,236

TOTAL INDUSTRIALS		24,744,086

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	155,900	1,420,249
Electronic Equipment & Components - 0.8%
Flextronics International Ltd. (a)	205,300	1,719,388
IT Services - 0.5%
DXC Technology Co.	92,000	1,200,600
Semiconductors & Semiconductor Equipment - 2.9%
Lam Research Corp.	6,000	1,440,000
Marvell Technology Group Ltd.	121,800	2,756,334
NXP Semiconductors NV	27,000	2,239,110
		6,435,444
Software - 1.1%
SS&C Technologies Holdings, Inc.	52,700	2,309,314

TOTAL INFORMATION TECHNOLOGY		13,084,995

MATERIALS - 5.3%
Chemicals - 2.8%
DuPont de Nemours, Inc.	60,560	2,065,096
Olin Corp.	241,110	2,813,754
Tronox Holdings PLC	248,200	1,236,036
		6,114,886
Construction Materials - 0.6%
Summit Materials, Inc. (a)	88,800	1,332,000
Containers & Packaging - 1.5%
Berry Global Group, Inc. (a)	33,000	1,112,430
Crown Holdings, Inc. (a)	39,009	2,264,082
		3,376,512
Metals & Mining - 0.4%
Constellium NV (a)	180,700	941,447

TOTAL MATERIALS		11,764,845

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Alexandria Real Estate Equities, Inc.	14,800	2,028,488
American Tower Corp.	13,100	2,852,525
CubeSmart	174,418	4,672,658
Digital Realty Trust, Inc.	30,500	4,236,755
Equity Lifestyle Properties, Inc.	47,300	2,718,804
		16,509,230
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	27,100	1,021,941

TOTAL REAL ESTATE		17,531,171

UTILITIES - 5.8%
Electric Utilities - 2.6%
Edison International	55,600	3,046,324
FirstEnergy Corp.	68,500	2,744,795
		5,791,119
Independent Power and Renewable Electricity Producers - 1.4%
Vistra Energy Corp.	194,600	3,105,816
Multi-Utilities - 1.8%
Sempra Energy	34,100	3,852,959

TOTAL UTILITIES		12,749,894

TOTAL COMMON STOCKS
(Cost $268,176,254)		215,779,872

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.29% (c)	2,460,009	2,460,747
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	1,650,974	1,651,305
TOTAL MONEY MARKET FUNDS
(Cost $4,111,889)		4,112,052
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $272,288,143)		219,891,924
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(227,305)
NET ASSETS - 100%		$219,664,619

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,429
Fidelity Securities Lending Cash Central Fund	773
Total	$12,202

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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